Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Debentures [Abstract]
Schedule of convertible debentures

	Dec 23/21	June 23/21	Dec 28/20	Nov 2/23
	$7.866MM	$1.58MM	$4.6MM	$6.0MM USD	Total
Balance December 31, 2019	4,049,349	0	1,047,661	-	5,097,010

Interest and accretion expense	1,536,081	91,149	116,890	-	1,744,120
Interest paid or accrued	(715,763)	(58,889)	(56,551)	-	(831,203)
Rollover to the 10% convertible debenture	-	-	(186,359)	-	(186,359)
Issuance of the 10% convertible debenture	-	1,113,657	-	-	1,113,657
Repayment of 10.5% convertible debenture	-	-	(890,794)	-	(890,794)
Foreign exchange adjustment	186,165	-	(30,847)	-	155,318
Convert $75,000 debentures into share capital	(40,980)	-	-	-	(40,980)
Balance December 31, 2020	5,014,852	1,145,917	-	-	6,160,769

Interest and accretion expense	1,893,494	-	-	-	1,893,494
Interest paid or accrued	(746,145)	-	-	-	(746,145)
Issuance of the $6MM debenture	-	-	-	4,395,881	4,395,881
Repayment of 10% convertible debenture	-	(1,145,917)	-	-	(1,145,917)
Repayment of the 12% debenture	(6,162,201)	-	-	-	(6,162,201)
Unamortized fair value difference-opening	-	-	-	(1,341,948)	(1,341,948)
Amortization of fair value difference	-	-		111,830	111,830
Change in fair value of debenture	-	-	-	177,530	177,530

Balance Dec 31, 2021	-	-	-	3,343,293	3,343,293
Current portion of debenture	-	-	-	(1,421,911)	(1,421,911)
Long term portion of debenture	-	-	-	1,921,382	1,921,382

Summary of detailed information about borrowings
The unamortized fair value difference at December 31, 2021, and relat
e
d activity during the year is as follows:

Balance, December 31, 2020	$-
Fair value difference on issuance	1,341,948
Recognized in profit or loss	(111,830)
Balance, December 31, 2021	$1,230,118

The balance of the promissory notes is as follows:

Promissory Note
Balance, December 31, 2020	$-
Fair value on initial recognition	4,395,881
Change in fair value	177,530
Unamortized day one fair value difference	(1,230,118)
Balance, December 31, 2021	$3,343,293
Current portion	(1,421,911)
Long term portion	$1,921,382